State Street SPDR SP Leveraged Loan ETF Expense Example - State Street SPDR SP Leveraged Loan ETF - State Street SPDR SP Leveraged Loan ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128